Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Cash	$ 184,938	$ 101,055	$ 106,437	$ 138,023
Financial asset at amortized cost	8,682	11,049
Other receivable from related party	1,200	1,200
Other current assets	35,368	18,559
Financial assets at fair value through profit or loss	21,765	13,500
Total assets	909,818	818,481
Current liabilities	352,242	380,890
Short-term secured borrowings	104,000	164,000
Total equity	485,199	431,244	442,287	453,588
Total liabilities and equity	909,818	818,481
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Cash	1,980	1,002	813	1,362
Financial asset at amortized cost	5,405	4,920
Other current assets	434	169
Financial assets at fair value through profit or loss	12,412	11,985
Investments in subsidiaries and affiliates	791,056	743,331
Total assets	811,287	761,407
Current liabilities	195	169
Current portion of long-term unsecured borrowings	6,000	0
Short-term secured borrowings	104,000	164,000
Debt borrowing from a subsidiary	168,416	164,251
Long-term unsecured borrowings	52,500	0
Total equity	480,176	432,987	$ 446,548	$ 455,323
Total liabilities and equity	$ 811,287	$ 761,407